Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Variable Contracts Funds, Inc.
Entity Central Index Key	0000012601
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000223412
Shareholder Report [Line Items]
Fund Name	Blue Chip Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 21,208,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	17.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$21,208 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)17.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.43%
Investment Companies	0.68%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000112990
Shareholder Report [Line Items]
Fund Name	Bond Market Index Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 2,363,215,000
Holdings Count | Holding	4,386
InvestmentCompanyPortfolioTurnover	52.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,363,215 Total Number of Portfolio Holdings4,386 Portfolio Turnover Rate (annualized)52.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	69.12%
Bonds	29.43%
Investment Companies	3.13%
Municipal Bonds	0.49%
Other Assets and Liabilities	(2.17)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020925
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 206,421,000
Holdings Count | Holding	811
InvestmentCompanyPortfolioTurnover	157.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$206,421 Total Number of Portfolio Holdings811 Portfolio Turnover Rate (annualized)157.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	69.44%
U.S. Government & Government Agency Obligations	33.03%
Investment Companies	3.65%
Senior Floating Rate Interests	2.04%
Other Assets and Liabilities Footnote Reference*	(8.16)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000186093
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 697,780,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$697,780 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000081996
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 697,780,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$697,780 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223414
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 697,780,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$697,780 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000178859
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Adaptive Allocation Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 245,511,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$245,511 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)11.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223419
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Adaptive Allocation Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 245,511,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$245,511 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)11.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000132328
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Strategic Allocation Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 126,049,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$126,049 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223417
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Strategic Allocation Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 126,049,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$126,049 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000081997
Shareholder Report [Line Items]
Fund Name	Diversified Growth Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,898,679,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,898,679 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223415
Shareholder Report [Line Items]
Fund Name	Diversified Growth Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,898,679,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,898,679 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)8.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000178860
Shareholder Report [Line Items]
Fund Name	Diversified Growth Adaptive Allocation Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,545,234,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	13.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,545,234 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)13.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223420
Shareholder Report [Line Items]
Fund Name	Diversified Growth Adaptive Allocation Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,545,234,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	13.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,545,234 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)13.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000132329
Shareholder Report [Line Items]
Fund Name	Diversified Growth Strategic Allocation Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 273,251,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	12.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$273,251 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)12.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223418
Shareholder Report [Line Items]
Fund Name	Diversified Growth Strategic Allocation Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 273,251,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	12.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$273,251 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)12.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000112991
Shareholder Report [Line Items]
Fund Name	Diversified Income Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 233,980,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	17.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$233,980 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)17.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223416
Shareholder Report [Line Items]
Fund Name	Diversified Income Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 233,980,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	17.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$233,980 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)17.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020929
Shareholder Report [Line Items]
Fund Name	Diversified International Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 264,040,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$264,040 Total Number of Portfolio Holdings118 Portfolio Turnover Rate (annualized)29.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.71%
Investment Companies	1.43%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038528
Shareholder Report [Line Items]
Fund Name	Equity Income Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 683,382,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$683,382 Total Number of Portfolio Holdings69 Portfolio Turnover Rate (annualized)14.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038529
Shareholder Report [Line Items]
Fund Name	Equity Income Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 683,382,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$683,382 Total Number of Portfolio Holdings69 Portfolio Turnover Rate (annualized)14.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000223413
Shareholder Report [Line Items]
Fund Name	Equity Income Account
Class Name	Class 3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 683,382,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$683,382 Total Number of Portfolio Holdings69 Portfolio Turnover Rate (annualized)14.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.12%
Investment Companies	2.01%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020904
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$59	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 70,576,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	30.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$70,576 Total Number of Portfolio Holdings146 Portfolio Turnover Rate (annualized)30.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.51%
Preferred Stocks	1.70%
Investment Companies	1.21%
Other Assets and Liabilities	(0.42)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038539
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 115,322,000
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	209.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$115,322 Total Number of Portfolio Holdings293 Portfolio Turnover Rate (annualized)209.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	89.25%
Bonds	32.92%
Investment Companies	2.17%
Other Assets and Liabilities Footnote Reference*	(24.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020930
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Account I
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 647,944,000
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$647,944 Total Number of Portfolio Holdings423 Portfolio Turnover Rate (annualized)36.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.05%
Investment Companies	2.96%
Convertible Preferred Stocks	0.07%
Other Assets and Liabilities Footnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020908
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 2,821,961,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,821,961 Total Number of Portfolio Holdings506 Portfolio Turnover Rate (annualized)1.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.87%
Investment Companies	2.23%
Other Assets and Liabilities Footnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000155998
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
AssetsNet	$ 2,821,961,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,821,961 Total Number of Portfolio Holdings506 Portfolio Turnover Rate (annualized)1.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.87%
Investment Companies	2.23%
Other Assets and Liabilities Footnote Reference*	(0.10)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000132327
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Managed Volatility Index Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$20	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
AssetsNet	$ 167,353,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	10.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$167,353 Total Number of Portfolio Holdings508 Portfolio Turnover Rate (annualized)10.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	92.23%
Investment Companies	7.33%
Purchased Options	0.16%
Other Assets and Liabilities Footnote Reference*	0.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020910
Shareholder Report [Line Items]
Fund Name	MidCap Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 621,996,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$621,996 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)9.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.92%
Investment Companies	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000079602
Shareholder Report [Line Items]
Fund Name	MidCap Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 621,996,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$621,996 Total Number of Portfolio Holdings74 Portfolio Turnover Rate (annualized)9.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.92%
Investment Companies	0.19%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038532
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 204,842,000
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	45.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,842 Total Number of Portfolio Holdings94 Portfolio Turnover Rate (annualized)45.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.92%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038533
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 204,842,000
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	45.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,842 Total Number of Portfolio Holdings94 Portfolio Turnover Rate (annualized)45.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.92%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020916
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 142,952,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$142,952 Total Number of Portfolio Holdings19 Portfolio Turnover Rate (annualized)16.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020917
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 287,258,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	37.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$287,258 Total Number of Portfolio Holdings19 Portfolio Turnover Rate (annualized)37.5%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020918
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 161,013,000
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	28.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,013 Total Number of Portfolio Holdings17 Portfolio Turnover Rate (annualized)28.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020919
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 78,804,000
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	21.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$78,804 Total Number of Portfolio Holdings17 Portfolio Turnover Rate (annualized)21.8%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000126088
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 25,239,000
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	20.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$25,239 Total Number of Portfolio Holdings17 Portfolio Turnover Rate (annualized)20.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020920
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 52,662,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$52,662 Total Number of Portfolio Holdings19 Portfolio Turnover Rate (annualized)22.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020921
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 143,655,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,655 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)41.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.57%
Investment Companies	0.79%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038552
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
AssetsNet	$ 143,655,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	41.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,655 Total Number of Portfolio Holdings39 Portfolio Turnover Rate (annualized)41.4%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.57%
Investment Companies	0.79%
Other Assets and Liabilities	0.64%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038543
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 600,532,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	11.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$600,532 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)11.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038542
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 600,532,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	11.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$600,532 Total Number of Portfolio Holdings26 Portfolio Turnover Rate (annualized)11.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038545
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 164,722,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	12.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$164,722 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)12.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038544
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 164,722,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	12.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$164,722 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)12.2%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038546
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 406,685,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	13.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$406,685 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)13.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038547
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 406,685,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	13.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$406,685 Total Number of Portfolio Holdings25 Portfolio Turnover Rate (annualized)13.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038548
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 131,369,000
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$131,369 Total Number of Portfolio Holdings24 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038549
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 131,369,000
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$131,369 Total Number of Portfolio Holdings24 Portfolio Turnover Rate (annualized)18.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038530
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 440,539,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$440,539 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038531
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 440,539,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$440,539 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)12.3%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000038541
Shareholder Report [Line Items]
Fund Name	Short-Term Income Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 140,684,000
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$140,684 Total Number of Portfolio Holdings340 Portfolio Turnover Rate (annualized)57.0%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	95.07%
Investment Companies	4.39%
U.S. Government & Government Agency Obligations	1.01%
Other Assets and Liabilities Footnote Reference*	(0.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000020923
Shareholder Report [Line Items]
Fund Name	SmallCap Account
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 171,943,000
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$171,943 Total Number of Portfolio Holdings129 Portfolio Turnover Rate (annualized)33.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	1.54%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000152597
Shareholder Report [Line Items]
Fund Name	SmallCap Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 171,943,000
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	33.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$171,943 Total Number of Portfolio Holdings129 Portfolio Turnover Rate (annualized)33.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	1.54%
Other Assets and Liabilities	1.02%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000238595
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap Buffer April Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap Buffer April Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 59,532,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	58.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$59,532 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)58.9%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	149.56%
Purchased Options	24.26%
Other Assets and Liabilities Footnote Reference*	(73.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000238596
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap Buffer January Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap Buffer January Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 19,052,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	221.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$19,052 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)221.1%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	107.62%
Purchased Options	17.16%
Other Assets and Liabilities Footnote Reference*	(24.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000235586
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap Buffer July Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap Buffer July Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 86,127,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	61.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$86,127 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)61.7%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	37.93%
Purchased Options	6.97%
Other Assets and Liabilities Footnote Reference*	55.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses
C000238594
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap Buffer October Account
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap Buffer October Account (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 19,736,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$19,736 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)8.6%
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	87.95%
Purchased Options	16.59%
Other Assets and Liabilities Footnote Reference*	(4.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/pvcprospectuses